UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 1999

Check here if Amendment [  ];                  Amendment Number: ___
       This Amendment (Check only one): [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      PETER CUNDILL & ASSOCIATES (BERMUDA) LTD.
                           15 Alton Hill
                           Southampton, SN01, Bermuda
Form 13F File Number:               28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Maureen J. Crocker
Title:        Vice President
Phone:        (604) 685-4275

Signature, Place, and Date of Signing:

/s/ Maureen J. Crocker      Vancouver, B.C. Canada             February 10, 2000
----------------------      ---------------------------        -----------------
[Signature]                 [City, State]                      [Date]

Report Type                (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
           List of Other  Managers  Reporting for this Manager:
           Mackenzie Financial Corporation (solely with respect to securities held in Universal Select Managers Fund).

                              Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              15

Form 13F Information Table Value Total:         $59,142(thousands)
                                               -------------------


List of Other Included Managers:

           NONE

                    PETER CUNDILL & ASSOCIATES (BERMUDA) LTD.

                            Name of Reporting Manager
                           Form 13F Information Table

---------------------- --------- ---------- ---------- -------------------------- ----------- -------- ----------------------------
      Column 1         Column 2   Column 3   Column 4          Column 5            Column 6   Column 7         Column 8
---------------------- --------- ---------- ---------- -------------------------- ----------- -------- -----------------------------
---------------------- --------- ---------- ---------- --------- --------- ------ ----------- -------- -----------------------------
    Name of issuer     Title of    CUSIP       Value   Shrs or    SH/PRN    Put/  Investment   Other        Voting authority
                         class                (x$1000) Prin Amt             Call  discretion  managers  Sole     Shared   None
---------------------- --------- ---------- ---------- --------- --------- ------ ----------- -------- -----------------------------
---------------------- --------- ---------- ---------- --------- --------- ------ ----------- -------- -------- -------- -----------
---------------------- --------- ---------- ---------- --------- --------- ------ ----------- -------- -------- -------- -----------
---------------------- --------- ---------- ---------- --------- --------- ------ ----------- -------- -------- -------- -----------
Agrium Inc.            Common    008916108      2,150   277,000      SH              SOLE               277,000   0        0
                       Stock
---------------------- --------- ---------- ---------- --------- --------- ------ ----------- -------- -------- -------- -----------
---------------------- --------- ---------- ---------- --------- --------- ------ ----------- -------- -------- -------- -----------
Alliance Forest        Common    01859J108      6,415   543,000      SH              SOLE               543,000   0        0
Products               Stock
---------------------- --------- ---------- ---------- --------- --------- ------ ----------- -------- -------- -------- -----------
---------------------- --------- ---------- ---------- --------- --------- ------ ----------- -------- -------- -------- -----------
Bank of Montreal       Common    063671101      1,025    30,000      SH              SOLE                30,000   0        0
                       Stock
---------------------- --------- ---------- ---------- --------- --------- ------ ----------- -------- -------- -------- -----------
---------------------- --------- ---------- ---------- --------- --------- ------ ----------- -------- -------- -------- -----------
Cameco Corporation     Common    13321L108      2,415   158,800      SH              SOLE               158,800   0        0
                       Stock
---------------------- --------- ---------- ---------- --------- --------- ------ ----------- -------- -------- -------- -----------
---------------------- --------- ---------- ---------- --------- --------- ------ ----------- -------- -------- -------- -----------
Companhia Paranaense   ADR       20441B407      2,673   287,000      SH              SOLE               287,000   0        0
---------------------- --------- ---------- ---------- --------- --------- ------ ----------- -------- -------- -------- -----------
---------------------- --------- ---------- ---------- --------- --------- ------ ----------- -------- -------- -------- -----------
Crescent Real Estate   Common    225756105         40     2,200      SH              SOLE                 2,200   0        0
Equities Co.           Stock
---------------------- --------- ---------- ---------- --------- --------- ------ ----------- -------- -------- -------- -----------
---------------------- --------- ---------- ---------- --------- --------- ------ ----------- -------- -------- -------- -----------
De Beers Consolidated  ADR       240253302      4,313   175,120      SH              SOLE               175,120   0        0
Mines
---------------------- --------- ---------- ---------- --------- --------- ------ ----------- -------- -------- -------- -----------
---------------------- --------- ---------- ---------- --------- --------- ------ ----------- -------- -------- -------- -----------
Edperbrascan           Common    280905803      1,216    91,900      SH              SOLE                91,900   0        0
Corporation            Stock
---------------------- --------- ---------- ---------- --------- --------- ------ ----------- -------- -------- -------- -----------
---------------------- --------- ---------- ---------- --------- --------- ------ ----------- -------- -------- -------- -----------
LTV Corp.              Common    501921100     19,048  4,617,700      SH             SOLE              4,617,700   0       0
                       Stock
---------------------- --------- ---------- ---------- --------- --------- ------ ----------- -------- -------- -------- -----------
---------------------- --------- ---------- ---------- --------- --------- ------ ----------- -------- -------- -------- -----------
Mattell Inc.           Common    577081102        459    35,000      SH              SOLE                35,000   0        0
                       Stock
---------------------- --------- ---------- ---------- --------- --------- ------ ----------- -------- -------- -------- -----------
---------------------- --------- ---------- ---------- --------- --------- ------ ----------- -------- -------- -------- -----------
Meteor Industries Inc. Common    591475108        123    43,000      SH              SOLE                43,000   0        0
                       stock
---------------------- --------- ---------- ---------- --------- --------- ------ ----------- -------- -------- -------- -----------
---------------------- --------- ---------- ---------- --------- --------- ------ ----------- -------- -------- -------- -----------
Old Republic           Common    680223104      1,363   100,000      SH              SOLE               100,000   0        0
International          Stock
Corporation
---------------------- --------- ---------- ---------- --------- --------- ------ ----------- -------- -------- -------- -----------
---------------------- --------- ---------- ---------- --------- --------- ------ ----------- -------- -------- -------- -----------
Telecomunicacoes       ADR       879287308        127       990      SH              SOLE                   990   0        0
Brasileiras
---------------------- --------- ---------- ---------- --------- --------- ------ ----------- -------- -------- -------- -----------
---------------------- --------- ---------- ---------- --------- --------- ------ ----------- -------- -------- -------- -----------
Todd Shipyards Corp.   Common    889039103      5,199   665,500      SH              SOLE               665,500   0        0
                       Stock
---------------------- --------- ---------- ---------- --------- --------- ------ ----------- -------- -------- -------- -----------
---------------------- --------- ---------- ---------- --------- --------- ------ ----------- -------- -------- -------- -----------
Unibanco Uniao de      GDR       90458E107     11,821   392,400      SH              SOLE               392,400   0        0
Bancos Brasileiros
---------------------- --------- ---------- ---------- --------- --------- ------ ----------- -------- -------- -------- -----------